35. Operating Segments (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
TOTAL ASSETS		R$ 33,162,377	R$ 30,288,900	R$ 28,843,671
CURRENT ASSETS		5,701,834	4,237,241	6,821,637
NON-CURRENT ASSETS		27,460,543	26,051,659	22,022,034
Long Term Assets		8,607,626	7,904,735	4,951,792
Investments		2,570,643	2,344,512	2,232,484
Property, Plant and Equipment		9,829,450	8,934,303	8,692,682
Intangible Assets		6,452,824	6,459,812	6,145,076
Electric Energy GET
Disclosure of operating segments [line items]
TOTAL ASSETS		17,110,518	15,433,988	13,626,886
CURRENT ASSETS		1,461,512	1,122,399	2,126,024
NON-CURRENT ASSETS		15,649,006	14,311,589	11,500,862
Long Term Assets		4,037,312	3,680,669	1,568,330
Investments		2,424,081	2,125,701	1,525,356
Property, Plant and Equipment		8,924,508	8,223,951	8,138,199
Intangible Assets		263,105	281,268	268,977
Electric Energy DIS
Disclosure of operating segments [line items]
TOTAL ASSETS		11,529,588	10,085,455	10,715,266
CURRENT ASSETS		3,609,663	2,588,602	4,155,554
NON-CURRENT ASSETS		7,919,925	7,496,853	6,559,712
Long Term Assets		2,167,690	1,982,110	1,426,826
Investments		1,362	1,362	1,374
Property, Plant and Equipment		0	0	0
Intangible Assets		5,750,873	5,513,381	5,131,512
TEL
Disclosure of operating segments [line items]
TOTAL ASSETS		1,054,741	856,510	769,317
CURRENT ASSETS		102,002	89,471	179,898
NON-CURRENT ASSETS		952,739	767,039	589,419
Long Term Assets		69,543	79,853	59,031
Investments		0	0	0
Property, Plant and Equipment		866,489	667,443	512,068
Intangible Assets		16,707	19,743	18,320
GAS
Disclosure of operating segments [line items]
TOTAL ASSETS		632,910	526,477	481,303
CURRENT ASSETS		151,966	135,292	103,579
NON-CURRENT ASSETS		480,944	391,185	377,724
Long Term Assets		437,056	152,676	71,016
Investments		0	0	0
Property, Plant and Equipment		0	0	0
Intangible Assets		43,888	238,509	306,708
COM
Disclosure of operating segments [line items]
TOTAL ASSETS	[1]	208,369
CURRENT ASSETS	[1]	187,966
NON-CURRENT ASSETS	[1]	20,403
Long Term Assets	[1]	17,703
Investments	[1]	2,457
Property, Plant and Equipment	[1]	57
Intangible Assets	[1]	186
HOL
Disclosure of operating segments [line items]
TOTAL ASSETS		3,211,162	3,351,656	3,641,088
CURRENT ASSETS		1,035,545	941,761	873,169
NON-CURRENT ASSETS		2,175,617	2,409,895	2,767,919
Long Term Assets		2,019,192	2,145,759	2,016,463
Investments		115,765	217,449	705,754
Property, Plant and Equipment		38,396	42,909	42,415
Intangible Assets		2,264	3,778	3,287
Intersegment operations
Disclosure of operating segments [line items]
TOTAL ASSETS		(584,911)	(373,483)	(390,189)
CURRENT ASSETS		(846,820)	(640,284)	(616,587)
NON-CURRENT ASSETS		261,909	266,801	226,398
Long Term Assets		(140,870)	(136,332)	(189,874)
Investments		26,978	0	0
Property, Plant and Equipment		0	0	0
Intangible Assets		R$ 375,801	R$ 403,133	R$ 416,272

[1]	In 2017, the sale of electric energy became a reportable segment.